Basis of preparation and presentation (Details)	12 Months Ended
Jun. 30, 2022
Basis of preparation and presentation (Details) [Line Items]
Estimated useful life	5 years
Financial liabilities fees percentage	10.00%
Bottom of range [member]
Basis of preparation and presentation (Details) [Line Items]
Gross revenue percentage	8.00%
Income tax rate percentage	9.00%
Top of range [member]
Basis of preparation and presentation (Details) [Line Items]
Gross revenue percentage	12.00%
Income tax rate percentage	25.00%